CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - ₪ / shares		Dec. 31, 2018	Dec. 31, 2017
Statement of financial position [abstract]
Ordinary shares, par value		₪ 0.01	₪ 0.01
Ordinary shares, Authorized		235,000,000	235,000,000
Ordinary shares, Issued	[1]	162,628,397	168,243,913
Ordinary shares, Outstanding	[1]	162,628,397	168,243,913
Treasury shares	[2]	8,560,264	2,850,472

[1]	Net of treasury shares.
[2]	Including shares held by trustee under the Company's Equity Incentive Plan, see note 21(a), such shares will become outstanding upon completion of vesting conditions, see note 21(b)